Financial instruments (Details 7) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments [Line Items]
Effect on profit or loss for the period Derivative instruments	$ 0	$ (229,000)	$ 1,062,000
Debt [Member] | Cross currency swap contracts [Member]
Financial instruments [Line Items]
Derivative instruments	17,128,000	43,235,000	74,786
Effect on profit or loss for the period Derivative instruments	33,696,000	28,108,000	(29,245)
Hedging reserve in gross equity	41,000	(29,000)	86,000
Deferred tax hedging reserve in equity	0	5,000	96,000
Hedging reserve in equity	41,000	(24,000)	$ 182,000
Debt [Member] | Forward contract [member]
Financial instruments [Line Items]
Derivative instruments	8,910,000	830,000
Effect on profit or loss for the period Derivative instruments	5,641,000	789,000
Hedging reserve in gross equity	2,170,000	41,000
Deferred tax hedging reserve in equity	0	(9,000)
Hedging reserve in equity	2,170,000	32,000
Investments [Member] | Cross currency swap contracts [Member]
Financial instruments [Line Items]
Derivative instruments	(20,159,000)	218,000
Effect on profit or loss for the period Derivative instruments	(20,256,000)	(294,000)
Hedging reserve in gross equity	97,000	76,000
Deferred tax hedging reserve in equity	0	(19,000)
Hedging reserve in equity	$ 97,000	$ 57,000